UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of February 29, 2020

% of fund's investments
Zero coupon bonds	0.0
1 - 1.99%	0.7
2 - 2.99%	9.8
3 - 3.99%	40.4
4 - 4.99%	20.6
5 - 5.99%	1.7
6 - 6.99%	0.3
7 and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 29, 2020*,**
U.S. Government and U.S. Government Agency Obligations	104.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(4.6)%

 * Futures and Swaps - 14.3%

 ** Written options - (13.2)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 122.4%
	Principal Amount	Value
Fannie Mae - 38.3%
12 month U.S. LIBOR + 1.440% 4.509% 4/1/37(a)(b)	16,167	16,872
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	6,775	7,049
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (a)(b)	21,831	22,797
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (a)(b)	22,639	23,607
12 month U.S. LIBOR + 1.560% 4.69% 3/1/37 (a)(b)	10,192	10,684
12 month U.S. LIBOR + 1.590% 4.484% 5/1/36 (a)(b)	42,118	43,925
12 month U.S. LIBOR + 1.610% 4.062% 3/1/33 (a)(b)	15,821	16,500
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (a)(b)	11,517	12,078
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (a)(b)	18,810	19,842
12 month U.S. LIBOR + 1.660% 4.184% 11/1/36 (a)(b)	11,059	11,586
12 month U.S. LIBOR + 1.690% 3.657% 7/1/43 (a)(b)	449,966	468,774
12 month U.S. LIBOR + 1.710% 4.016% 5/1/35 (a)(b)	30,118	31,504
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (a)(b)	23,812	24,592
12 month U.S. LIBOR + 1.750% 3.941% 3/1/40 (a)(b)	37,397	39,228
12 month U.S. LIBOR + 1.750% 4.075% 7/1/35 (a)(b)	13,164	13,816
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (a)(b)	24,527	25,588
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (a)(b)	58,116	60,635
12 month U.S. LIBOR + 1.800% 4.052% 12/1/40 (a)(b)	896,814	939,726
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (a)(b)	37,062	38,711
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (a)(b)	18,062	18,948
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (a)(b)	13,223	13,838
12 month U.S. LIBOR + 1.810% 4.388% 2/1/42 (a)(b)	56,897	59,510
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (a)(b)	21,360	22,260
12 month U.S. LIBOR + 1.820% 4.387% 2/1/35 (a)(b)	120,806	127,439
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (a)(b)	11,389	11,857
12 month U.S. LIBOR + 1.850% 4.567% 5/1/36 (a)(b)	14,038	14,665
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (a)(b)	26,971	28,299
6 month U.S. LIBOR + 1.470% 3.553% 10/1/33 (a)(b)	1,078	1,116
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (a)(b)	33,669	34,928
6 month U.S. LIBOR + 1.510% 3.449% 2/1/33 (a)(b)	628	650
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (a)(b)	6,082	6,316
6 month U.S. LIBOR + 1.530% 3.687% 12/1/34 (a)(b)	6,450	6,696
6 month U.S. LIBOR + 1.550% 3.713% 10/1/33 (a)(b)	2,667	2,764
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (a)(b)	3,897	4,056
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (a)(b)	800	836
6 month U.S. LIBOR + 1.960% 4.21% 9/1/35 (a)(b)	6,178	6,472
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (a)(b)	5,328	5,604
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (a)(b)	35,895	37,734
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (a)(b)	16,820	17,677
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.664% 7/1/34 (a)(b)	42,169	44,266
2.5% 12/1/26 to 11/1/49	88,873,787	91,673,017
3% 7/1/27 to 9/1/49 (c)(d)	272,420,484	284,711,438
3.25% 12/1/41	14,733	15,633
3.4% 7/1/42 to 9/1/42	187,377	199,148
3.5% 7/1/32 to 11/1/49	182,675,051	193,888,938
3.525% 5/1/42	8,379	9,089
3.65% 5/1/42 to 8/1/42	170,327	183,684
3.9% 4/1/42	16,194	17,746
4% 5/1/29 to 9/1/48	145,880,142	156,775,368
4.025% 5/1/42 to 6/1/42	72,690	79,590
4.25% 11/1/41	52,227	57,811
4.5% to 4.5% 6/1/20 to 2/1/49	43,197,713	47,226,010
5% 3/1/20	1	1
5% 5/1/20 to 2/1/49	12,167,540	13,580,770
5.245% 8/1/41 (a)	555,857	614,233
5.5% 9/1/21 to 9/1/24	84,098	86,387
6% to 6% 6/1/20 to 1/1/42	3,027,702	3,555,314
6.5% 8/1/20 to 4/1/37	450,445	509,765
6.542% 2/1/39 (a)	556,925	607,976
7% to 7% 9/1/21 to 7/1/37	303,193	346,692
7.5% to 7.5% 12/1/22 to 2/1/32	135,439	154,785
8% 8/1/29 to 3/1/37	5,009	6,065
8.5% 6/1/21 to 8/1/23	13	14
9.5% 9/1/21 to 2/1/25	26	26
		796,592,945
Freddie Mac - 21.1%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (a)(b)	11,023	11,476
12 month U.S. LIBOR + 1.370% 3.599% 3/1/36 (a)(b)	37,023	38,575
12 month U.S. LIBOR + 1.500% 4.285% 3/1/36 (a)(b)	32,768	34,209
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	9,641	10,071
12 month U.S. LIBOR + 1.750% 3.767% 12/1/40 (a)(b)	408,882	427,745
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (a)(b)	178,001	185,653
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (a)(b)	110,554	115,249
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (a)(b)	12,835	13,494
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (a)(b)	12,742	13,369
12 month U.S. LIBOR + 1.870% 4.376% 10/1/42 (a)(b)	76,407	80,030
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (a)(b)	9,451	9,827
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (a)(b)	14,786	15,467
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	16,413	17,120
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (a)(b)	31,576	32,925
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (a)(b)	23,113	24,192
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (a)(b)	28,186	29,369
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	7,251	7,617
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (a)(b)	36,661	38,339
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (a)(b)	18,440	19,381
12 month U.S. LIBOR + 2.060% 4.723% 3/1/33 (a)(b)	545	573
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	31,354	33,062
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (a)(b)	13,812	14,137
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (a)(b)	3,210	3,337
6 month U.S. LIBOR + 1.660% 3.725% 2/1/37 (a)(b)	37,851	39,473
6 month U.S. LIBOR + 1.720% 4.083% 8/1/37 (a)(b)	18,700	19,548
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	4,817	5,026
6 month U.S. LIBOR + 1.840% 4.077% 10/1/36 (a)(b)	53,698	56,085
6 month U.S. LIBOR + 1.860% 4.061% 10/1/35 (a)(b)	27,162	28,373
6 month U.S. LIBOR + 2.020% 4.096% 6/1/37 (a)(b)	10,701	11,191
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (a)(b)	14,248	14,917
6 month U.S. LIBOR + 2.680% 4.873% 10/1/35 (a)(b)	15,741	16,512
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.562% 6/1/33 (a)(b)	43,766	45,904
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.828% 6/1/33 (a)(b)	75,421	78,749
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.564% 3/1/35 (a)(b)	154,845	162,908
2.5% 11/1/27 to 11/1/49	48,330,498	49,700,020
3% 6/1/31 to 10/1/49	53,298,252	55,964,150
3.5% 3/1/32 to 11/1/49	148,145,258	157,475,128
3.5% 8/1/47	7,780,549	8,275,819
4% 6/1/33 to 10/1/48	114,985,407	123,893,783
4% 4/1/48	201,298	213,857
4.5% 6/1/25 to 10/1/48	28,527,621	31,299,664
5% 6/1/20 to 7/1/41	6,262,305	7,026,542
5.5% 4/1/20 to 6/1/22	38,262	39,130
6% 10/1/21 to 12/1/37	591,158	684,949
6.5% 7/1/21 to 9/1/39	963,835	1,123,955
7% 6/1/21 to 9/1/36	262,580	303,459
7.5% 6/1/26 to 6/1/32	8,495	9,908
8% 7/1/24 to 4/1/32	7,689	8,890
8.5% 12/1/22 to 9/1/29	7,659	8,622
		437,681,779
Ginnie Mae - 49.4%
3.5% 9/20/40 to 12/20/49	179,850,986	189,958,266
4% 2/15/39 to 5/20/49	163,821,271	174,031,328
4.5% 6/20/33 to 6/20/48	49,690,292	53,500,958
5% 12/15/32 to 4/20/48	10,430,762	11,489,892
5.5% 6/15/33 to 9/15/39	607,948	692,086
6% to 6% 10/15/30 to 5/15/40	812,174	941,973
7% to 7% 10/15/22 to 3/15/33	400,758	460,043
7.5% to 7.5% 2/15/22 to 9/15/31	155,456	173,399
8% 11/15/21 to 11/15/29	41,247	45,091
8.5% 10/15/21 to 1/15/31	6,486	7,395
9% 1/15/23	75	80
9.5% 12/15/20 to 3/15/23	16	17
2.5% 11/20/49 to 1/20/50	23,744,313	24,382,783
2.5% 3/1/50 (e)	4,800,000	4,927,131
2.5% 3/1/50 (e)	21,000,000	21,556,198
2.5% 4/1/50 (e)	12,250,000	12,562,963
3% 5/15/42 to 4/20/50 (e)	149,990,499	155,544,919
3% 3/1/50 (e)	4,150,000	4,287,919
3% 3/1/50 (e)	13,950,000	14,413,606
3% 3/1/50 (e)	22,950,000	23,712,707
3% 3/1/50 (e)	24,550,000	25,365,880
3% 3/1/50 (e)	7,300,000	7,542,604
3% 3/1/50 (e)	32,800,000	33,890,056
3% 3/1/50 (e)	18,000,000	18,598,201
3% 3/1/50 (e)	40,000,000	41,329,336
3% 3/1/50 (e)	5,150,000	5,321,152
3% 3/1/50 (e)	3,200,000	3,306,347
3% 3/1/50 (e)	47,050,000	48,613,631
3% 4/1/50 (e)	20,650,000	21,314,490
3% 4/1/50 (e)	5,300,000	5,470,547
3% 4/1/50 (e)	6,600,000	6,812,379
3% 4/1/50 (e)	3,400,000	3,509,408
3% 4/1/50 (e)	9,050,000	9,341,217
3.5% 3/1/50 (e)	17,500,000	18,130,032
3.5% 3/1/50 (e)	12,900,000	13,364,423
3.5% 3/1/50 (e)	10,400,000	10,774,419
3.5% 3/1/50 (e)	5,550,000	5,749,810
3.5% 3/1/50 (e)	5,050,000	5,231,809
3.5% 3/1/50 (e)	4,950,000	5,128,209
3.5% 3/1/50 (e)	7,750,000	8,029,014
3.5% 3/1/50 (e)	3,350,000	3,470,606
3.5% 3/1/50 (e)	700,000	725,201
3.5% 3/1/50 (e)	18,600,000	19,269,633
3.5% 4/1/50 (e)	7,400,000	7,660,054
3.5% 4/1/50 (e)	5,600,000	5,796,797
6.5% 3/20/31 to 6/15/37	120,054	139,905
		1,026,573,914
Uniform Mortgage Backed Securities - 13.6%
2.5% 3/1/35 (e)	20,600,000	21,144,130
2.5% 3/1/35 (e)	22,000,000	22,581,110
2.5% 3/1/35 (e)	1,250,000	1,283,018
2.5% 3/1/35 (e)	900,000	923,773
2.5% 3/1/35 (e)	1,150,000	1,180,376
2.5% 3/1/35 (e)	250,000	256,604
2.5% 3/1/35 (e)	150,000	153,962
2.5% 3/1/50 (e)	10,800,000	11,013,351
2.5% 3/1/50 (e)	14,700,000	14,990,394
3% 3/1/50 (e)	1,850,000	1,905,110
3% 3/1/50 (e)	550,000	566,384
3% 3/1/50 (e)	8,750,000	9,010,655
3% 3/1/50 (e)	9,250,000	9,525,549
3% 3/1/50 (e)	15,100,000	15,549,815
3% 3/1/50 (e)	28,000,000	28,834,095
3% 3/1/50 (e)	5,150,000	5,303,414
3% 3/1/50 (e)	15,600,000	16,064,710
3% 3/1/50 (e)	9,150,000	9,422,570
3% 3/1/50 (e)	6,200,000	6,384,692
3.5% 3/1/50 (e)	10,000,000	10,384,160
3.5% 3/1/50 (e)	9,500,000	9,864,952
3.5% 3/1/50 (e)	4,500,000	4,672,872
3.5% 3/1/50 (e)	21,000,000	21,806,736
3.5% 3/1/50 (e)	10,000,000	10,384,160
3.5% 3/1/50 (e)	11,000,000	11,422,576
3.5% 3/1/50 (e)	13,700,000	14,226,299
3.5% 3/1/50 (e)	3,350,000	3,478,694
3.5% 3/1/50 (e)	7,400,000	7,684,278
3.5% 3/1/50 (e)	7,400,000	7,684,278
3.5% 3/1/50 (e)	4,500,000	4,672,872
		282,375,589
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,490,524,518)		2,543,224,227

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.5793% 5/25/29(a)(b)
(Cost $765,227)	$759,110	$759,469

Collateralized Mortgage Obligations - 8.4%
U.S. Government Agency - 8.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4268% 2/25/32 (a)(b)	5,486	5,559
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.6585% 3/18/32 (a)(b)	9,700	9,907
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6268% 4/25/32 (a)(b)	11,224	11,452
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6268% 10/25/32 (a)(b)	14,644	14,942
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3768% 1/25/32 (a)(b)	5,530	5,592
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4733% 12/25/33 (a)(f)(g)	184,466	49,749
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0533% 11/25/36 (a)(f)(g)	133,874	27,949
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	3,404	3,555
Series 1993-207 Class H, 6.5% 11/25/23	57,878	62,001
Series 1996-28 Class PK, 6.5% 7/25/25	20,403	21,912
Series 1999-17 Class PG, 6% 4/25/29	79,100	87,378
Series 1999-32 Class PL, 6% 7/25/29	75,162	83,899
Series 1999-33 Class PK, 6% 7/25/29	55,991	62,036
Series 2001-52 Class YZ, 6.5% 10/25/31	8,315	9,691
Series 2003-28 Class KG, 5.5% 4/25/23	31,371	32,571
Series 2005-102 Class CO 11/25/35 (h)	44,224	41,227
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3205% 8/25/35 (a)(g)	11,149	14,798
Series 2005-81 Class PC, 5.5% 9/25/35	121,172	136,411
Series 2006-12 Class BO 10/25/35 (h)	176,317	164,456
Series 2006-37 Class OW 5/25/36 (h)	20,584	19,139
Series 2006-45 Class OP 6/25/36 (h)	60,621	56,156
Series 2006-62 Class KP 4/25/36 (h)	97,896	91,392
Series 2012-149:
Class DA, 1.75% 1/25/43	281,549	283,448
Class GA, 1.75% 6/25/42	296,103	298,082
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	17,018	19,417
Series 1999-25 Class Z, 6% 6/25/29	62,148	70,189
Series 2001-20 Class Z, 6% 5/25/31	81,227	90,661
Series 2001-31 Class ZC, 6.5% 7/25/31	45,668	52,354
Series 2002-16 Class ZD, 6.5% 4/25/32	25,706	30,034
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9233% 11/25/32 (a)(f)(g)	101,304	15,044
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	213,248	16,336
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0133% 12/25/36 (a)(f)(g)	91,320	23,501
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8133% 5/25/37 (a)(f)(g)	50,172	10,928
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.1985% 9/25/23 (a)(g)	2,685	3,198
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4733% 3/25/33 (a)(f)(g)	13,349	3,037
Series 2005-72 Class ZC, 5.5% 8/25/35	730,244	811,306
Series 2005-79 Class ZC, 5.9% 9/25/35	386,899	447,219
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8595% 6/25/37 (a)(g)	43,696	93,239
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (a)(g)	66,493	141,247
Class SB, 39.600% - 1 month U.S. LIBOR 29.8395% 7/25/37 (a)(g)	26,976	50,292
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7233% 3/25/38 (a)(f)(g)	345,443	69,850
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7333% 6/25/21 (a)(f)(g)	37	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.4233% 12/25/40 (a)(f)(g)	324,227	62,744
Class ZA, 4.5% 12/25/40	221,940	247,382
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	215,406	15,354
Series 2010-150 Class ZC, 4.75% 1/25/41	1,404,304	1,596,192
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	114	1
Series 2010-95 Class ZC, 5% 9/25/40	3,006,697	3,443,757
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	11,926	74
Series 2011-39 Class ZA, 6% 11/25/32	233,177	270,658
Series 2011-4 Class PZ, 5% 2/25/41	601,263	692,557
Series 2011-67 Class AI, 4% 7/25/26 (f)	71,648	4,762
Series 2011-83 Class DI, 6% 9/25/26 (f)	57,416	2,846
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,043,811	77,255
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0233% 12/25/30 (a)(f)(g)	369,922	30,989
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9233% 6/25/41 (a)(f)(g)	499,650	53,700
Series 2013-133 Class IB, 3% 4/25/32 (f)	735,106	39,017
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4233% 1/25/44 (a)(f)(g)	340,300	56,915
Series 2013-51 Class GI, 3% 10/25/32 (f)	282,643	22,605
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0933% 6/25/35 (a)(f)(g)	259,452	56,015
Series 2015-42 Class IL, 6% 6/25/45 (f)	1,496,191	309,383
Series 2015-70 Class JC, 3% 10/25/45	1,596,315	1,685,113
Series 2017-30 Class AI, 5.5% 5/25/47 (f)	759,997	151,941
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.5733% 10/25/47 (a)(f)(g)	10,131,267	1,827,386
Series 2018-45 Class GI, 4% 6/25/48 (f)	22,853,398	2,354,302
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (f)	50,795	9,923
Series 343 Class 16, 5.5% 5/25/34 (f)	44,445	7,826
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	30,119	7,146
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	22,583	4,428
Class 13, 6% 3/25/34 (f)	27,199	5,325
Series 359 Class 19, 6% 7/25/35 (a)(f)	19,176	4,137
Series 384 Class 6, 5% 7/25/37 (f)	210,570	39,296
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.4585% 1/15/32 (a)(b)	4,504	4,564
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (a)(b)	6,171	6,273
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.6585% 3/15/32 (a)(b)	6,212	6,338
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.5585% 6/15/31 (a)(b)	11,354	11,538
Class FG, 1 month U.S. LIBOR + 0.900% 2.5585% 3/15/32 (a)(b)	3,543	3,602
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.9085% 5/15/37 (a)(b)	247,608	245,792
planned amortization class:
Series 2006-15 Class OP 3/25/36 (h)	184,828	172,956
Series 2095 Class PE, 6% 11/15/28	88,970	98,667
Series 2101 Class PD, 6% 11/15/28	7,426	8,207
Series 2121 Class MG, 6% 2/15/29	36,374	40,339
Series 2131 Class BG, 6% 3/15/29	252,993	281,535
Series 2137 Class PG, 6% 3/15/29	36,376	40,649
Series 2154 Class PT, 6% 5/15/29	64,226	71,760
Series 2162 Class PH, 6% 6/15/29	13,452	14,851
Series 2520 Class BE, 6% 11/15/32	89,379	102,307
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.9415% 3/15/23 (a)(f)(g)	1,341	28
Series 2693 Class MD, 5.5% 10/15/33	228,745	260,654
Series 2802 Class OB, 6% 5/15/34	110,258	121,708
Series 2962 Class BE, 4.5% 4/15/20	1,904	1,906
Series 3002 Class NE, 5% 7/15/35	246,087	270,017
Series 3110 Class OP 9/15/35 (h)	104,898	100,810
Series 3119 Class PO 2/15/36 (h)	223,697	208,234
Series 3121 Class KO 3/15/36 (h)	41,155	38,472
Series 3123 Class LO 3/15/36 (h)	125,071	116,544
Series 3145 Class GO 4/15/36 (h)	121,642	113,771
Series 3189 Class PD, 6% 7/15/36	211,045	249,975
Series 3225 Class EO 10/15/36 (h)	66,544	61,909
Series 3258 Class PM, 5.5% 12/15/36	102,567	113,686
Series 3415 Class PC, 5% 12/15/37	82,354	91,778
Series 3786 Class HI, 4% 3/15/38 (f)	159,423	5,693
Series 3806 Class UP, 4.5% 2/15/41	681,522	745,856
Series 3832 Class PE, 5% 3/15/41	922,283	1,026,029
Series 4135 Class AB, 1.75% 6/15/42	222,845	224,497
Series 4765 Class PE, 3% 12/15/41	1,177,906	1,208,454
sequential payer:
Series 2135 Class JE, 6% 3/15/29	16,546	18,544
Series 2274 Class ZM, 6.5% 1/15/31	22,298	25,462
Series 2281 Class ZB, 6% 3/15/30	46,102	50,770
Series 2303 Class ZV, 6% 4/15/31	22,542	25,209
Series 2357 Class ZB, 6.5% 9/15/31	169,039	196,890
Series 2502 Class ZC, 6% 9/15/32	42,030	47,981
Series 2519 Class ZD, 5.5% 11/15/32	65,402	73,351
Series 2546 Class MJ, 5.5% 3/15/23	19,321	20,098
Series 2601 Class TB, 5.5% 4/15/23	10,464	10,984
Series 2998 Class LY, 5.5% 7/15/25	41,170	43,840
Series 3871 Class KB, 5.5% 6/15/41	1,138,016	1,349,151
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.9415% 2/15/36 (a)(f)(g)	67,624	16,217
Series 2013-4281 Class AI, 4% 12/15/28 (f)	654,921	39,908
Series 2017-4683 Class LM, 3% 5/15/47	1,932,110	2,010,615
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.5415% 8/15/47 (a)(f)(g)	7,159,465	982,338
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.0198% 8/15/24 (a)(g)	767	944
Class SD, 86.400% - 1 month U.S. LIBOR 64.8895% 8/15/24 (a)(g)	988	1,418
Series 2933 Class ZM, 5.75% 2/15/35	800,270	951,073
Series 2935 Class ZK, 5.5% 2/15/35	770,530	872,755
Series 2947 Class XZ, 6% 3/15/35	332,856	384,351
Series 2996 Class ZD, 5.5% 6/15/35	575,829	680,212
Series 3237 Class C, 5.5% 11/15/36	879,525	1,017,167
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0015% 11/15/36 (a)(f)(g)	278,517	64,198
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.0915% 3/15/37 (a)(f)(g)	413,451	101,691
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1015% 4/15/37 (a)(f)(g)	585,380	147,531
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9215% 6/15/37 (a)(f)(g)	205,496	43,873
Series 3949 Class MK, 4.5% 10/15/34	177,547	191,901
Series 4055 Class BI, 3.5% 5/15/31 (f)	686,714	40,166
Series 4149 Class IO, 3% 1/15/33 (f)	136,051	14,414
Series 4314 Class AI, 5% 3/15/34 (f)	210,645	16,355
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,217,281	91,054
Series 4471 Class PA 4% 12/15/40	1,224,865	1,287,229
target amortization class Series 2156 Class TC, 6.25% 5/15/29	45,342	48,804
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5763% 2/15/24 (a)(b)	14,031	14,097
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	32,264	35,718
Series 2056 Class Z, 6% 5/15/28	64,097	71,046
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,046,961	2,241,544
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	799,618	863,572
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.0315% 6/16/37 (a)(f)(g)	120,671	28,041
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.2095% 3/20/60 (a)(b)(i)	1,512,154	1,515,014
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 7/20/60 (a)(b)(i)	217,790	216,967
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0344% 9/20/60 (a)(b)(i)	262,035	260,941
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0344% 8/20/60 (a)(b)(i)	277,088	275,980
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.1144% 12/20/60 (a)(b)(i)	487,881	486,781
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 12/20/60 (a)(b)(i)	664,284	664,834
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 2/20/61 (a)(b)(i)	1,241,563	1,242,393
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2244% 2/20/61 (a)(b)(i)	1,647,343	1,648,214
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2344% 4/20/61 (a)(b)(i)	590,030	590,530
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (a)(b)(i)	784,260	784,971
Class FC, 1 month U.S. LIBOR + 0.500% 2.2344% 5/20/61 (a)(b)(i)	664,291	664,859
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.2644% 6/20/61 (a)(b)(i)	786,483	787,661
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.2844% 9/20/61 (a)(b)(i)	1,900,773	1,904,805
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 10/20/61 (a)(b)(i)	915,788	918,615
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.047% 8/20/42 (a)(b)	1,054,887	1,052,850
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 11/20/61 (a)(b)(i)	848,039	852,507
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4344% 1/20/62 (a)(b)(i)	536,154	538,968
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 1/20/62 (a)(b)(i)	803,613	806,580
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.3644% 3/20/62 (a)(b)(i)	502,175	503,148
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3844% 5/20/61 (a)(b)(i)	34,287	34,385
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.2544% 10/20/62 (a)(b)(i)	72,707	72,795
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.2644% 7/20/60 (a)(b)(i)	18,880	18,899
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.0944% 3/20/63 (a)(b)(i)	87,071	86,863
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3344% 1/20/64 (a)(b)(i)	780,440	782,526
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3344% 12/20/63 (a)(b)(i)	2,506,891	2,514,805
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2344% 6/20/64 (a)(b)(i)	678,765	679,352
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0344% 3/20/65 (a)(b)(i)	28,957	28,888
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0144% 5/20/63 (a)(b)(i)	49,224	49,133
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9344% 4/20/63 (a)(b)(i)	79,390	79,095
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1344% 12/20/62 (a)(b)(i)	102,710	102,624
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.897% 10/20/47 (a)(b)	1,798,594	1,787,708
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 1.997% 11/20/48 (a)(b)	4,879,510	4,848,605
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.947% 5/20/48 (a)(b)	2,210,293	2,200,984
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (a)(b)	2,558,629	2,547,877
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 1.947% 6/20/48 (a)(b)	2,862,408	2,840,173
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 2.097% 9/20/49 (a)(b)	8,039,555	8,052,288
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 2.097% 10/20/49 (a)(b)	14,024,028	14,045,832
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 2.097% 8/20/49(a)(b)	17,186,883	17,203,331
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.706% 12/20/40 (a)(g)	1,562,000	1,903,260
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	158,377	12,006
Series 2016-69 Class WA, 3% 2/20/46	1,429,466	1,494,079
Series 2017-134 Class BA, 2.5% 11/20/46	320,936	331,074
Series 2017-153 Class GA, 3% 9/20/47	3,164,414	3,299,920
Series 2017-182 Class KA, 3% 10/20/47	2,964,746	3,090,705
Series 2018-13 Class Q, 3% 4/20/47	3,870,131	4,021,889
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	368,366	411,944
Series 2010-160 Class DY, 4% 12/20/40	3,298,212	3,696,342
Series 2010-170 Class B, 4% 12/20/40	733,076	821,473
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.2344% 9/20/62 (a)(b)(i)	879,020	879,235
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3844% 11/20/65 (a)(b)(i)	114,359	114,448
Series 2017-139 Class BA, 3% 9/20/47	6,390,672	6,776,210
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.8415% 5/16/34 (a)(f)(g)	67,605	13,503
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.5415% 8/17/34 (a)(f)(g)	76,567	18,282
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.249% 6/16/37 (a)(g)	11,306	21,308
Series 2010-116 Class QB, 4% 9/16/40	235,765	250,463
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.2915% 2/16/40 (a)(f)(g)	486,840	84,831
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9895% 5/20/60 (a)(b)(i)	588,632	586,525
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.453% 7/20/41 (a)(f)(g)	301,424	54,924
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.0415% 6/16/42 (a)(f)(g)	257,346	56,062
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.4707% 4/20/39 (a)(g)	210,796	217,813
Class ST, 8.800% - 1 month U.S. LIBOR 6.604% 8/20/39 (a)(g)	763,422	791,566
Series 2013-149 Class MA, 2.5% 5/20/40	3,820,142	3,961,640
Series 2014-2 Class BA, 3% 1/20/44	5,251,231	5,616,369
Series 2014-21 Class HA, 3% 2/20/44	2,380,887	2,550,684
Series 2014-25 Class HC, 3% 2/20/44	3,624,242	3,906,060
Series 2014-5 Class A, 3% 1/20/44	3,247,670	3,472,883
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	1,050,357	1,053,201
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	677,965	678,840
Series 2015-H21 Class HA, 2.5% 6/20/63 (i)	9,054	9,055
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.03% 5/20/66 (a)(b)(i)	5,048,128	5,063,108
Series 2017-186 Class HK, 3% 11/16/45	3,069,832	3,200,543
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.88% 8/20/66 (a)(b)(i)	5,269,109	5,271,141
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2013% 5/20/65 (a)(i)	297,127	310,405
		174,544,666
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $171,793,293)		174,544,666
	Shares	Value

Money Market Funds - 10.2%
Fidelity Cash Central Fund 1.60% (j)
(Cost $210,658,268)	210,616,298	210,658,421

Purchased Swaptions - 1.1%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	13,700,000	$216,678
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	34,800,000	90,872
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.54% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	32,875
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,900,000	60,595
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,700,000	486,577
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	11,000,000	271,125
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.55% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	100,779
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.732% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	74,585
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	13,281

TOTAL PUT OPTIONS			1,347,367

Call Options - 1.0%
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	13,700,000	599,569
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	34,800,000	3,543,501
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.54% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/5/22	12,000,000	1,173,264
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	25,900,000	2,707,154
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	19,700,000	628,154
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	11,000,000	351,468
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.55% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	35,000,000	3,432,906
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.732% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	40,000,000	4,406,538
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	3,557,521

TOTAL CALL OPTIONS			20,400,075

TOTAL PURCHASED SWAPTIONS
(Cost $12,296,294)			21,747,442
TOTAL INVESTMENT IN SECURITIES - 142.1%
(Cost $2,886,037,600)			2,950,934,225
NET OTHER ASSETS (LIABILITIES) - (42.1)%			(873,787,861)
NET ASSETS - 100%			$2,077,146,364

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 3/1/50	$(1,600,000)	$(1,642,377)
2.5% 3/1/50	(12,250,000)	(12,574,449)
3% 3/1/50	(20,650,000)	(21,336,270)
3% 3/1/50	(6,300,000)	(6,509,370)
3% 3/1/50	(15,500,000)	(16,015,118)
3% 3/1/50	(121,250,000)	(125,279,547)
3% 3/1/50	(6,600,000)	(6,819,340)
3% 3/1/50	(3,400,000)	(3,512,994)
3% 3/1/50	(9,050,000)	(9,350,762)
3% 3/1/50	(6,950,000)	(7,180,972)
3% 3/1/50	(15,600,000)	(16,118,441)
3% 3/1/50	(8,500,000)	(8,782,484)
3% 3/1/50	(8,550,000)	(8,834,146)
3% 4/1/50	(5,300,000)	(5,470,547)
3% 4/1/50	(5,300,000)	(5,470,547)
3% 4/1/50	(24,700,000)	(25,494,814)
3.5% 3/1/50	(14,950,000)	(15,488,227)
3.5% 3/1/50	(13,700,000)	(14,193,225)
3.5% 3/1/50	(10,100,000)	(10,463,618)
3.5% 3/1/50	(9,500,000)	(9,842,017)
3.5% 3/1/50	(4,500,000)	(4,662,008)
3.5% 3/1/50	(21,000,000)	(21,756,038)
3.5% 3/1/50	(7,400,000)	(7,666,413)
3.5% 3/1/50	(5,600,000)	(5,801,610)

TOTAL GINNIE MAE		(370,265,334)

Uniform Mortgage Backed Securities
2.5% 3/1/35	(4,500,000)	(4,618,863)
2.5% 3/1/35	(3,700,000)	(3,797,732)
2.5% 3/1/35	(2,000,000)	(2,052,828)
2.5% 3/1/35	(36,100,000)	(37,053,549)
3% 3/1/50	(800,000)	(823,831)
3% 3/1/50	(1,100,000)	(1,132,768)
3% 3/1/50	(6,200,000)	(6,384,692)
3% 3/1/50	(18,000,000)	(18,536,204)
3% 3/1/50	(5,150,000)	(5,303,414)
3% 3/1/50	(9,400,000)	(9,680,018)
3% 3/1/50	(4,800,000)	(4,942,988)
3% 3/1/50	(1,400,000)	(1,441,705)
3% 3/1/50	(2,900,000)	(2,986,388)
3.5% 3/1/50	(5,050,000)	(5,244,001)
3.5% 3/1/50	(4,950,000)	(5,140,159)
3.5% 3/1/50	(12,550,000)	(13,032,121)
3.5% 3/1/50	(8,450,000)	(8,774,615)
3.5% 3/1/50	(10,000,000)	(10,384,160)
3.5% 3/1/50	(11,000,000)	(11,422,576)
3.5% 3/1/50	(3,350,000)	(3,478,694)
3.5% 3/1/50	(18,600,000)	(19,314,538)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(175,545,844)

TOTAL TBA SALE COMMITMENTS
(Proceeds $542,600,574)		$(545,811,178)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	4,300,000	$(106,763)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(244,849)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.89% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	29,700,000	(453,485)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	14,900,000	(225,377)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	14,000,000	(211,317)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	23,000,000	(81,051)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(216,111)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(151,924)

TOTAL PUT SWAPTIONS			(1,690,877)

Call Swaptions
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	4,300,000	(136,719)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(526,303)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.89% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/9/24	29,700,000	(1,369,072)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	14,900,000	(691,585)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	14,000,000	(659,170)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	23,000,000	(2,112,472)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(1,145,336)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(318,283)

TOTAL CALL SWAPTIONS			(6,958,940)

TOTAL WRITTEN SWAPTIONS			$(8,649,817)

For the period, the average monthly notional amount at value for written swaptions in the aggregate was $254,033,333.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	129	June 2020	$15,834,750	$320,227	$320,227
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,052	June 2020	141,757,000	(3,496,811)	(3,496,811)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	447	June 2020	97,592,672	(662,648)	(662,648)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	6	June 2020	1,021,500	(35,685)	(35,685)

TOTAL SOLD					(4,195,144)

TOTAL FUTURES CONTRACTS					$(3,874,917)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 11.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $260,084,914.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2022	$161,393,000	$2,145,057	$0	$2,145,057
3-month LIBOR(3)	Quarterly	1.75%	Semi - annual	LCH	Mar. 2025	23,334,000	(688,124)	0	(688,124)
3-month LIBOR(3)	Quarterly	2%	Semi - annual	LCH	Mar. 2030	71,800,000	(4,004,925)	0	(4,004,925)

TOTAL INTEREST RATE SWAPS							$(2,547,992)	$0	$(2,547,992)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $214,040,167.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,606,687.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,181,419.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $458,533,333.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,213,004
Total	$1,213,004

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$2,543,224,227	$--	$2,543,224,227	$--
Asset-Backed Securities	759,469	--	759,469	--
Collateralized Mortgage Obligations	174,544,666	--	174,544,666	--
Money Market Funds	210,658,421	210,658,421	--	--
Purchased Swaptions	21,747,442	--	21,747,442	--
Total Investments in Securities:	$2,950,934,225	$210,658,421	$2,740,275,804	$--
Derivative Instruments:
Assets
Futures Contracts	$320,227	$320,227	$--	$--
Swaps	2,145,057	--	2,145,057	--
Total Assets	$2,465,284	$320,227	$2,145,057	$--
Liabilities
Futures Contracts	$(4,195,144)	$(4,195,144)	$--	$--
Swaps	(4,693,049)	--	(4,693,049)	--
Written Swaptions	(8,649,817)	--	(8,649,817)	--
Total Liabilities	$(17,538,010)	$(4,195,144)	$(13,342,866)	$--
Total Derivative Instruments:	$(15,072,726)	$(3,874,917)	$(11,197,809)	$--
Other Financial Instruments:
TBA Sale Commitments	$(545,811,178)	$--	$(545,811,178)	$--
Total Other Financial Instruments:	$(545,811,178)	$--	$(545,811,178)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$320,227	$(4,195,144)
Purchased Swaptions(b)	21,747,442	0
Swaps(c)	2,145,057	(4,693,049)
Written Swaptions(d)	0	(8,649,817)
Total Interest Rate Risk	24,212,726	(17,538,010)
Total Value of Derivatives	$24,212,726	$(17,538,010)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (d) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,675,379,332)	$2,740,275,804
Fidelity Central Funds (cost $210,658,268)	210,658,421
Total Investment in Securities (cost $2,886,037,600)		$2,950,934,225
Receivable for investments sold		51,499,173
Receivable for premium on written options		7,513,932
Receivable for TBA sale commitments		542,600,574
Interest receivable		5,129,897
Distributions receivable from Fidelity Central Funds		162,647
Receivable for daily variation margin on centrally cleared OTC swaps		159,498
Other receivables		108,404
Total assets		3,558,108,350
Liabilities
Payable for investments purchased
Regular delivery	$225,880,509
Delayed delivery	698,286,162
TBA sale commitments, at value	545,811,178
Payable for daily variation margin on futures contracts	2,106,183
Written options, at value (premium receivable $7,513,932)	8,649,817
Other payables and accrued expenses	228,137
Total liabilities		1,480,961,986
Net Assets		$2,077,146,364
Net Assets consist of:
Paid in capital		$1,965,974,518
Total accumulated earnings (loss)		111,171,846
Net Assets		$2,077,146,364
Net Asset Value, offering price and redemption price per share ($2,077,146,364 ÷ 18,673,155 shares)		$111.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Interest		$32,206,270
Income from Fidelity Central Funds		1,213,004
Total income		33,419,274
Expenses
Custodian fees and expenses	$83,317
Independent directors' fees and expenses	5,933
Total expenses before reductions	89,250
Expense reductions	(4,045)
Total expenses after reductions		85,205
Net investment income (loss)		33,334,069
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,618,892
Redemptions in-kind with affiliated entities	51,289,211
Futures contracts	2,230,866
Swaps	2,249,965
Written options	6,333
Total net realized gain (loss)		73,395,267
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(55,881,908)
Futures contracts	(3,083,941)
Swaps	(2,668,126)
Written options	2,701,355
Delayed delivery commitments	(2,427,631)
Total change in net unrealized appreciation (depreciation)		(61,360,251)
Net gain (loss)		12,035,016
Net increase (decrease) in net assets resulting from operations		$45,369,085

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,334,069	$233,132,625
Net realized gain (loss)	73,395,267	28,392,947
Change in net unrealized appreciation (depreciation)	(61,360,251)	285,313,153
Net increase (decrease) in net assets resulting from operations	45,369,085	546,838,725
Distributions to shareholders	(33,497,034)	(235,580,456)
Affiliated share transactions
Proceeds from sales of shares	155,099,999	1,077,954,999
Reinvestment of distributions	27,224,467	227,065,040
Cost of shares redeemed	(3,920,094,620)	(3,814,669,207)
Net increase (decrease) in net assets resulting from share transactions	(3,737,770,154)	(2,509,649,168)
Total increase (decrease) in net assets	(3,725,898,103)	(2,198,390,899)
Net Assets
Beginning of period	5,803,044,467	8,001,435,366
End of period	$2,077,146,364	$5,803,044,467
Other Information
Shares
Sold	1,404,819	10,311,674
Issued in reinvestment of distributions	247,282	2,132,173
Redeemed	(35,786,740)	(35,570,522)
Net increase (decrease)	(34,134,639)	(23,126,675)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$109.89	$105.37	$108.77	$110.75	$109.15	$108.49
Income from Investment Operations
Net investment income (loss)A	1.476	3.265	2.865	2.586	2.663	2.638
Net realized and unrealized gain (loss)	1.307	4.515	(3.468)	(1.473)	1.634	.553
Total from investment operations	2.783	7.780	(.603)	1.113	4.297	3.191
Distributions from net investment income	(1.433)	(3.207)B	(2.797)	(2.905)	(2.697)	(2.531)
Distributions from net realized gain	–	(.053)B	–	(.188)	–	–
Total distributions	(1.433)	(3.260)	(2.797)	(3.093)	(2.697)	(2.531)
Net asset value, end of period	$111.24	$109.89	$105.37	$108.77	$110.75	$109.15
Total ReturnC,D	2.55%	7.52%	(.55)%	1.05%	3.98%	2.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	- %H	- %H	- %H	- %H	- %H
Expenses net of fee waivers, if any	.01%G	- %H	- %H	- %H	- %H	- %H
Expenses net of all reductions	.01%G	- %H	- %H	- %H	- %H	- %H
Net investment income (loss)	2.65%G	3.06%	2.70%	2.38%	2.43%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,077,146	$5,803,044	$8,001,435	$6,705,261	$7,313,953	$5,109,126
Portfolio turnover rate	672%G,I	525%I	262%I	292%	336%	448%I

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Directors have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors of $108,404 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended August 31, 2019.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$74,359,467
Gross unrealized depreciation	(20,240,106)
Net unrealized appreciation (depreciation)	$54,119,361
Tax cost	$2,886,045,466

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(16,350,847)

Delayed Delivery Transactions and When-Issued Securities. During the period, the transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$2,230,866	$(3,083,941)
Purchased Options	4,667,944	(5,095,401)
Swaps	2,249,965	(2,668,126)
Written Options	6,333	2,701,355
Totals	$9,155,108	$(8,146,113)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mortgage Backed Securities Central Fund	2,177,700,115	2,174,030,104

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 8,208,500 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $899,159,090. The net realized gain of $12,458,917 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

In addition, Fidelity Advisor Balanced Fund and Fidelity Balanced Fund (the Investing Funds) completed in-kind transactions with the Fund. The Fund delivered investments, including accrued interest, and cash, as presented in the accompanying table. The net realized gain on investments delivered is included in the accompanying Statement of Operations. The value of investments delivered from the Fund is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. The Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments, including accrued interest, and cash delivered	Realized Gain	Redeemed number of shares
Fidelity Advisor Balanced Fund	$284,488,635	$3,793,442	2,597,121
Fidelity Balanced Fund	2,581,906,896	35,036,852	23,570,448
Total	$2,866,395,531	$38,830,294	$26,167,569

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 32,552,196 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $3,493,827,206. The Fund had a net realized loss of $(4,127,050) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,045.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-B September 1, 2019 to February 29, 2020
Actual	.0071%	$1,000.00	$1,025.50	$.04
Hypothetical-C		$1,000.00	$1,024.83	$.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FIMM expects to merge with and into Fidelity Management & Research Company (FMR) and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FIMM with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, FMR pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBSCEN-SANN-0420
1.833865.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020